Financial instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Book value	$ 178.4	$ 176.0
Loan Notes due 2018
Disclosure of financial liabilities [line items]
Book value	15.0	15.0
Fair value	15.3	15.9
Loan Notes due 2021
Disclosure of financial liabilities [line items]
Book value	25.0	25.0
Fair value	25.2	25.0
Loan Notes due 2023
Disclosure of financial liabilities [line items]
Book value	25.0	25.0
Fair value	26.6	26.3
Loan Notes due 2026
Disclosure of financial liabilities [line items]
Book value	25.0	25.0
Fair value	27.1	26.5
Revolving credit facility
Disclosure of financial liabilities [line items]
Book value	21.3	32.8
Fair value	21.3	32.8
Overdrafts
Disclosure of financial liabilities [line items]
Book value	4.2	0.0
Fair value	4.2	0.0
Deferred contingent consideration
Disclosure of financial liabilities [line items]
Book value	0.7	1.5
Fair value	0.7	1.5
Deferred consideration
Disclosure of financial liabilities [line items]
Book value	0.3	1.3
Fair value	0.3	1.3
Cash at bank and in hand
Disclosure of financial assets [line items]
Book value	13.3	13.6
Fair value	$ 13.3	$ 13.6